Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,380,686	$ 13,362,053	$ 9,626,800
Marketable securities			16,806,009
Prepaid expenses and other current assets	248,737	633,156	811,433
Total current assets	7,629,423	13,995,209	27,244,242
Non-current assets:
Property and equipment, net		735	2,019
Right-of-use asset	105,655	173,206	79,294
Other assets	504,728	754,728	738,251
Total non-current assets	610,383	928,669	819,564
Total assets	8,239,806	14,923,878	28,063,806
Current liabilities:
Accounts payable and other current liabilities	2,128,491	2,672,327	3,352,847
Operating lease liability, current portion	103,982	101,705	80,494
Total current liabilities	2,232,473	2,774,032	3,433,341
Non-current liabilities:
Operating lease liability, net of current portion	4,007	73,348
Total non-current liabilities	4,007	73,348
Total liabilities	2,236,480	2,847,380	3,433,341
Commitments and contingencies (Note 7)
Stockholders’ equity:
Common stock: $0.01 par value, 200,000,000 shares authorized as of September 30, 2024 and December 31, 2023; 10,196,884 shares issued and outstanding as of September 30, 2024 and 8,401,047 shares issued and outstanding as of December 31, 2023	101,969	84,011	84,011
Additional paid in capital	62,209,493	57,409,643	54,443,705
Accumulated deficit	(56,308,136)	(45,417,156)	(29,993,685)
Accumulated other comprehensive income			96,434
Total stockholders’ equity	6,003,326	12,076,498	24,630,465
Total liabilities and stockholders’ equity	$ 8,239,806	$ 14,923,878	$ 28,063,806